Current and deferred taxes	12 Months Ended
Dec. 31, 2018
Current and deferred taxes
Current and deferred taxes

12.   Current and deferred taxes

The Company, based on expected generation of future taxable income as determined by a technical study approved by Management, recognized deferred tax assets over temporary differences, income and social contribution tax loss carryforwards, which do not expire.

Deferred income and social contribution taxes are originated as follows:

	12/31/2018	12/31/2017

Income tax loss carryforward	310,293	575,248
Social contribution tax loss carryforward	6,627	29,830
Provision for tax, civil and labor liabilities	101,667	103,631
Temporary differences provision (operational and others)	286,616	203,831
Exchange variation losses (net) - payable on a cash basis for tax purposes	534,093	82,793
Losses on derivatives	291,254	29,943
Unrealized profit	227,830	103,376
Other temporary differences	15,579	8,674
Non-current assets	1,773,959	1,137,326

Tax benefit of goodwill - goodwill not amortized for accouting purposes	13,161	10,063
Property, plant and equipment - deemed cost adjustment	1,552,579	1,603,987
Tax accelerated depreciation	1,196,182	1,183,115
Other temporary differences	41,172	124,968
Non-current liabilities	2,803,094	2,922,133

Total non-current assets, net	8,998	2,606
Total non-current liabilities, net	1,038,133	1,787,413

The income tax loss carryforward, negative basis of social contribution and accelerated depreciation are only achieved by the Income Tax (IRPJ).

The breakdown of accumulated tax losses and social contribution tax loss carryforwards is shown below:

	12/31/2018	12/31/2017

Tax loss carryforward	1,241,172	2,300,993
Social contribution tax loss carryforward	73,633	331,445

12.1 Reconciliation of the effects of income tax and social contribution on profit or loss

	12/31/2018	12/31/2017

Net income (loss) before taxes	165,297	2,259,612
Income tax and social contribution benefit (expense) at statutory nominal rate - 34%	(56,201)	(768,268)

Tax effect on permanent differences:
Taxation on profit of subsidiaries abroad	(160,252)	(104,918)
Tax incentive - Reduction SUDENE (a)	261,910	196,604
Equity method	2,576	1,996
Taxation difference - Subsidiaries (b)	62,813	151,504
Credit related to Reintegra program	37,627	39,180
Interest on own capital	—	67,944
Higher taxation on foreign subsidiaries	(2,553)	(11,789)
Tax Incentives applied to Income Tax (d)	20,505	9,414
Unrealized profit on operations with subsidiaries (c)	16,786	17,011
Other	(28,694)	(3,273)
	154,516	(438,618)
Income tax
Current	(300,438)	(80,607)
Deferred	604,190	(189,203)
	303,752	(269,810)
Social Contribution
Current	(286,130)	(121,580)
Deferred	136,894	(47,228)
	(149,236)	(168,808)

Income and social contribution benefits (expenses) on the year	154,516	(438,618)

Effective rate of income and social contribution tax expenses (e)	-93.5%	19.4%
(a)	Refers to the benefit of reducing 75% of the income tax calculated based on Profits form exploration on the units Mucuri (BA) and Imperatriz (MA).
(b)	Refers, substantially, to the difference between the nominal rate of the Company and its subsidiaries in Brazil and abroad.
(c)	Refers to the cost of inventories that correspond to results not yet realized in intercompany operations
(d)	Income tax deduction amount referring to the use of the PAT (Worker Feeding Program) benefit and donations made in cultural and sports projects.
(e)	In 2018, the effective rate of (93.5%) was determined mainly due to lower net income before taxes and an increase in the tax benefit of the operating profit.

12.2 Tax incentives

Suzano has a tax incentive for the partial reduction of the income tax obtained by the operations carried out in areas of the Northeast Development Superintendency (SUDENE) in the Mucuri (BA) and Imperatriz (MA) regions. The IRPJ reduction incentive is calculated based on the activity profit (operating profit), and takes into account the allocation of the operating profit by the incentive production levels for each product. The Incentive of Lines 1 and 2 of Mucuri (BA) expire respectively in 2024 and 2027 and the unit of Imperatriz in 2024.

During the period from 2006 to 2018, Suzano benefited from Accelerated Incentive Depreciation ("DAI"), which was applicable to the acquisition of property, plant and equipment and consisted of the depreciation of the asset in the same year of acquisition or until the 4th year after the acquisition. This benefit expired on December 31, 2018.